 Exhibit 99.1

Hyundai Auto Receivables Trust 2014-A
Monthly Servicing Report

Collection Period	July 2014
Distribution Date	08/15/14
Transaction Month	6
30/360 Days	30
Actual/360 Days	31

I.  ORIGINAL DEAL PARAMETERS

Cut off Date:		January 4, 2014
Closing Date:		February 5, 2014

		Dollars	Units	WAC	WARM
Original Pool Balance:		$1,194,774,929.46	62,651	3.36%	60.38
Original Adj. Pool Balance:		$1,148,453,622.72

		Dollar Amount	% of Pool	Note Rate		Final Payment Date
Class A-1 Notes	Fixed	$234,000,000.00	19.585%	0.20000%		February 17, 2015
Class A-2 Notes	Fixed	$365,000,000.00	30.550%	0.46000%		January 16, 2017
Class A-3 Notes	Fixed	$348,000,000.00	29.127%	0.79000%		July 16, 2018
Class A-4 Notes	Fixed	$115,890,000.00	9.700%	1.32000%		August 15, 2019
Class B Notes	Fixed	$20,670,000.00	1.730%	1.73000%		August 15, 2019
Class C Notes	Fixed	$31,010,000.00	2.595%	2.02000%		August 15, 2019
Class D Notes	Fixed	$25,270,000.00	2.115%	2.53000%		July 15, 2020
Total Securities		$1,139,840,000.00	95.402%

Overcollateralization		$8,613,622.72	0.721%
YSOA		$46,321,306.74	3.877%
Total Original Pool Balance		$1,194,774,929.46	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$36,095,830.06	0.1542557	$5,151,327.25	0.0220142	$30,944,502.81
Class A-2 Notes	$365,000,000.00	1.0000000	$365,000,000.00	1.0000000	$-
Class A-3 Notes	$348,000,000.00	1.0000000	$348,000,000.00	1.0000000	$-
Class A-4 Notes	$115,890,000.00	1.0000000	$115,890,000.00	1.0000000	$-
Class B Notes	$20,670,000.00	1.0000000	$20,670,000.00	1.0000000	$-
Class C Notes	$31,010,000.00	1.0000000	$31,010,000.00	1.0000000	$-
Class D Notes	$25,270,000.00	1.0000000	$25,270,000.00	1.0000000	$-
Total Securities	$941,935,830.06	0.8263755	$910,991,327.25	0.7992274	$30,944,502.81

Weighted Avg. Coupon (WAC)	3.32%		3.31%
Weighted Avg. Remaining Maturity (WARM)	54.78		53.81
Pool Receivables Balance	$996,670,805.06		$964,344,067.10
Remaining Number of Receivables	57,589		56,760

Adjusted Pool Balance	$959,162,634.40		$928,218,131.59

III. COLLECTIONS

Principal:
Principal Collections	$31,059,439.32
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$375,932.34
Total Principal Collections	$31,435,371.66

Interest:
Interest Collections	$2,724,098.98
Late Fees & Other Charges	$43,152.62
Interest on Repurchase Principal	$-
Total Interest Collections	$2,767,251.60

Collection Account Interest	$718.18
Reserve Account Interest	$70.80
Servicer Advances	$-

Total Collections	$34,203,412.24

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Hyundai Auto Receivables Trust 2014-A
Monthly Servicing Report

Collection Period	June 2014
Distribution Date	08/15/14
Transaction Month	6
30/360 Days	30
Actual/360 Days	31

IV. DISTRIBUTIONS

Total Collections					$34,203,412.24
Reserve Account Release					$-
Reserve Account Draw					$-
Total Available for Distribution					$34,203,412.24
		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$830,559.00	$-	$830,559.00	$830,559.00
Collection Account Interest					$718.18
Late Fees & Other Charges					$43,152.62
Total due to Servicer					$874,429.80

2. Class A Noteholders Interest:
Class A-1 Notes		$6,216.50		$6,216.50
Class A-2 Notes		$139,916.67		$139,916.67
Class A-3 Notes		$229,100.00		$229,100.00
Class A-4 Notes		$127,479.00		$127,479.00

Total Class A interest:		$502,712.17		$502,712.17	$502,712.17

3. First Priority Principal Distribution:		$-		$-	$-

4. Class B Noteholders Interest:		$29,799.25		$29,799.25	$29,799.25

5. Second Priority Principal Distribution:		$-		$-	$-

6. Class C Noteholders Interest:		$52,200.17		$52,200.17	$52,200.17

7. Third Priority Principal Distribution:		$-		$-	$-

8. Class D Noteholders Interest:		$53,277.58		$53,277.58	$53,277.58

Available Funds Remaining:					$32,690,993.27

9. Regular Principal Distribution Amount:					$30,944,502.81

		Distributable Amount		Paid Amount
Class A-1 Notes				$30,944,502.81
Class A-2 Notes				$-
Class A-3 Notes				$-
Class A-4 Notes				$-
Class A Notes Total:		$30,944,502.81		$30,944,502.81
Class B Notes Total:		$-		$-
Class C Notes Total:		$-		$-
Class D Notes Total:		$-		$-
Total Noteholders Principal		$30,944,502.81		$30,944,502.81

10. Required Deposit to Reserve Account					0.00

11. Trustee Expenses					0.00

12. Remaining Available Collections Released to Certificateholder					1,746,490.46

V.  YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$37,508,170.66
Beginning Period Amount	$37,508,170.66
Current Period Amortization	$1,382,235.15
Ending Period Required Amount	$36,125,935.51
Ending Period Amount	$36,125,935.51
Next Distribution Date Required Amount	$34,768,783.91

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Hyundai Auto Receivables Trust 2014-A
Monthly Servicing Report

Collection Period	June 2014
Distribution Date	08/15/14
Transaction Month	6
30/360 Days	30
Actual/360 Days	31

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.25%
Beginning Period Required Amount	$2,871,134.06
Beginning Period Amount	$2,871,134.06
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.25% of APB of cut-off date)	$2,871,134.06
Ending Period Amount	$2,871,134.06

VII. OVERCOLLATERALIZATION

Overcollateralization Target	1.50%
Overcollateralization Floor	1.50%
		Beginning	Ending	Target
Overcollateralization Amount		$17,226,804.34	$17,226,804.34	$17,226,804.34
Overcollateralization as a % of Original Adjusted Pool		1.50%	1.50%	1.50%
Overcollateralization as a % of Current Adjusted Pool		1.80%	1.86%	1.86%

VIII. DELINQUENCY AND NET LOSS ACTIVITY

	Units Percent	Units	Dollars Percent	Dollar Amount
Current	99.09%	56,244	98.85%	$953,258,481.86
30 - 60 Days	0.72%	411	0.92%	$8,880,538.82
61 - 90 Days	0.14%	80	0.18%	$1,700,728.28
91 + Days	0.04%	25	0.05%	$504,318.14
		56,760		$964,344,067.10
Total
Delinquent Receivables 61 + days past due	0.18%	105	0.23%	$2,205,046.42
Delinquency Ratio 61+ for 1st Preceding Collection Period	0.16%	91	0.18%	$1,800,936.05
Delinquency Ratio 61+ for 2nd Preceding Collection Period	0.15%	86	0.17%	$1,784,120.00
Three-Month Average Delinquency Ratio	0.16%		0.19%

Repossession in Current Period		49		$1,118,974.29
Repossession Inventory		122		$885,832.31

Charge-Offs
Gross Principal of Charge-Off for Current Period				$1,267,298.64
Recoveries				$(375,932.34)
Net Charge-offs for Current Period				$891,366.30

Beginning Pool Balance for Current Period				$996,670,805.06

Net Loss Ratio				1.07%
Net Loss Ratio for 1st Preceding Collection Period				0.83%
Net Loss Ratio for 2nd Preceding Collection Period				0.50%
Three-Month Average Net Loss Ratio for Current Period				0.80%

Cumulative Net Losses for All Periods				$2,799,558.72
Cumulative Net Losses as a % of Initial Pool Balance				0.23%

Principal Balance of Extensions				$5,235,921.83
Number of Extensions				231

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